UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05125

BNY Mellon Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/2022

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Variable Investment Fund, Appreciation Portfolio

SEMI-ANNUAL REPORT June 30, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

Discussion of Fund Performance	2
Understanding Your Fund’s Expenses	5
Comparing Your Fund’s Expenses With Those of Other Funds	5
Statement of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	15
Information About the Renewal of the Fund’s Investment Advisory and Sub-Advisory Agreements and the Approval of the Fund’s Interim Sub-Advisory Agreement	24
Liquidity Risk Management Program	33

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2022, through June 30, 2022, as provided portfolio managers Alan Christensen, Catherine Crain, Gentry Lee, Christopher Sarofim, and Charles Sheedy of Fayez Sarofim & Co., sub-advisor

Market and Fund Performance Overview

For the six-month period ended June 30, 2022, BNY Mellon Variable Investment Fund, Appreciation Portfolio’s (the “fund”) Initial shares achieved a total return of −21.98%, and its Service shares achieved a total return of −22.08%.1 In comparison, the fund’s benchmark, the S&P 500® Index (the “Index”), produced a total return of −19.96% for the same period.2

The reporting period was defined by a significant shift from positive to negative investor sentiment that led to steep declines in the equity market. The fund underperformed the benchmark, driven by the dual effects of a negative stock-selection effect and a negative allocation effect.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The fund focuses on blue-chip companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

In choosing stocks, we identify economic sectors we believe will expand over the next three to five years or longer. Using fundamental analysis, we then seek companies within these sectors that have proven track records and dominant positions in their industries. The fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover rate of below 15%. A low portfolio turnover rate helps reduce the fund’s trading costs.3

Inflation, Interest Rates and Geopolitics Weigh on the Market

The Index declined by nearly 20% in the first half of 2022, a period defined by a significant shift from positive to negative investor sentiment that led to steep declines in the equity market. The Index reached new all-time highs in early January 2022 before concerns over the three Cs — commodity prices (persistently high inflation), central banks (monetary policy normalization), and conflict (the Russia-Ukraine war) — turned investor sentiment firmly negative.

Inflation continued to rise as the annualized headline Consumer Price Index (CPI) reached a multi-decade high of 8.6% in May, worrying consumers and investors

2

alike. In response to this persistently high inflation, the Federal Reserve (the “Fed”) shifted its policy from helping the economy recover after the COVID-19 shutdowns to taming rapid inflation by raising interest rates and reducing its balance sheet. Citing a strong economy with good fundamentals and the need for urgency, Fed Chairman Jerome Powell implemented three rate hikes to bring the federal funds rate to a range of 1.50% − 1.75%. Higher rates are intended to help tame inflation as consumers and businesses cut back on consumption and investments due to higher borrowing costs, but an overly aggressive increase could go too far and tip the economy into a recession. The ultimate result of the Fed’s monetary tightening policy continues to be debated, with a recession the worst-case scenario and a “soft landing” the best-case scenario.

The adverse impact of the Russia-Ukraine war on the global supply chain continues to weigh on investor sentiment. The U.S. and major economies in Europe and Asia imposed sanctions against Russia for its invasion, exacerbating the already high price of commodities such as wheat and crude oil. As the markets digest the wind down of pandemic-era accommodative policies, the intertwining issues of supply-chain disruptions, COVID-19 lockdowns and inflation have dampened the growth outlook. These concerns negatively impacted stock valuation. Within the Index, the energy sector finished the period as the only sector to deliver positive returns. Every other sector delivered negative returns in a challenging first half of the year.

Sector Allocations and Stock Selection Drove Performance

The fund underperformed the Index in the period, driven by the dual impact of a negative allocation and selection effect, especially in the communication services sector. Within the health care sector, the fund’s holdings trailed its sector peers, and the fund’s underweight allocation also resulted in an overall negative contribution effect. Across the financials sector, the fund’s inopportune stock selection resulted in a negative contribution effect in the period. The top detractors from relative performance included Meta Platforms, Microsoft, Amazon.com, Apple and Alphabet.

Conversely, the fund’s holdings in the information technology sector positively contributed to performance. In the consumer discretionary sector, the fund benefited from a positive selection effect as its holdings outpaced peers. Across the energy sector, the fund was a beneficiary of a positive allocation effect stemming from an overweight allocation to the best-performing sector of the Index. The top contributors to relative performance included Chevron, UnitedHealth Group, The Progressive, Hess and The Coca-Cola Company.

Volatility Expected

We expect volatility to continue as the market goes through a period of monetary policy normalization and slower earnings growth. However, the overall economic outlook remains positive, based on the continued progress in managing through the

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

pandemic, a reopening of global economies, along with healthy corporate and consumer balance sheets. Despite the near-term challenges, the fund’s investment approach remains unchanged, with a focus on the long-term. We continue to invest in high-quality companies with what we believe to have sound capital structures and resilient cash flows, with financially strong businesses that are well positioned to continue growing as we navigate through these risks.

July 15, 2022

1  Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2  Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3  Achieving tax efficiency is not a part of the fund’s investment objective, and there can be no guarantee that the fund will achieve any particular level of taxable distributions in future years. In periods when the manager must sell significant amounts of securities (e.g., during periods of significant net redemptions or changes in index components), the fund can be expected to be less tax efficient than during periods of more stable market conditions and asset flows.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Variable Investment Fund, Appreciation Portfolio made available through insurance products may be similar to those of other funds managed by BNY Mellon. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other BNY Mellon fund.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Variable Investment Fund, Appreciation Portfolio from January 1, 2022 to June 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended June 30, 2022

	Initial Shares	Service Shares
Expenses paid per $1,000†	$3.66	$4.76
Ending value (after expenses)	$780.20	$779.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended June 30, 2022

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.16	$5.41
Ending value (after expenses)	$1,020.68	$1,019.44
†

Expenses are equal to the fund’s annualized expense ratio of .83% for Initial Shares and 1.08% for Service Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

June 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Banks - 2.0%
JPMorgan Chase & Co.	31,905		3,592,822
Capital Goods - 1.4%
Otis Worldwide	11,090		783,730
Raytheon Technologies	17,470		1,679,042
			2,462,772
Commercial & Professional Services - .5%
Verisk Analytics	5,440		941,610
Consumer Durables & Apparel - 3.8%
Hermes International	800		903,783
LVMH	6,380		3,937,310
NIKE, Cl. B	21,460		2,193,212
			7,034,305
Consumer Services - 3.5%
Marriott International, Cl. A	18,925		2,573,989
McDonald's	15,540		3,836,515
			6,410,504
Diversified Financials - 6.4%
BlackRock	6,730		4,098,839
Intercontinental Exchange	34,925		3,284,347
S&P Global	12,840		4,327,850
			11,711,036
Energy - 9.3%
Chevron	53,580		7,757,313
Exxon Mobil	42,100		3,605,444
Hess	53,000		5,614,820
			16,977,577
Food, Beverage & Tobacco - 8.5%
Altria Group	24,410		1,019,606
Nestle, ADR	25,780		3,000,534
PepsiCo	20,455		3,409,030
Philip Morris International	39,015		3,852,341
The Coca-Cola Company	69,080		4,345,823
			15,627,334
Health Care Equipment & Services - 7.7%
Abbott Laboratories	40,150		4,362,298
Intuitive Surgical	11,105	[a]	2,228,885
UnitedHealth Group	14,825		7,614,565
			14,205,748
Household & Personal Products - 3.0%
The Estee Lauder Companies, Cl. A	21,410		5,452,485

6

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Insurance - 1.2%
The Progressive	18,870		2,194,015
Materials - 4.0%
Air Products & Chemicals	20,165		4,849,279
The Sherwin-Williams Company	11,240		2,516,748
			7,366,027
Media & Entertainment - 7.5%
Alphabet, Cl. C	2,750	[a]	6,015,488
Comcast, Cl. A	75,175		2,949,867
Meta Platforms, Cl. A	30,205	[a]	4,870,556
			13,835,911
Pharmaceuticals Biotechnology & Life Sciences - 3.8%
Johnson & Johnson	10,920		1,938,409
Novo Nordisk, ADR	45,515		5,071,736
			7,010,145
Retailing - 3.9%
Amazon.com	67,450	[a]	7,163,864
Semiconductors & Semiconductor Equipment - 4.9%
ASML Holding	6,820		3,245,502
Texas Instruments	37,690		5,791,069
			9,036,571
Software & Services - 17.8%
Adobe	6,305	[a]	2,308,008
Automatic Data Processing	6,235		1,309,599
Gartner	3,210	[a]	776,274
Intuit	7,965		3,070,030
Mastercard, Cl. A	6,975		2,200,473
Microsoft	61,730		15,854,116
Visa, Cl. A	36,325	[b]	7,152,029
			32,670,529
Technology Hardware & Equipment - 6.4%
Apple	85,880		11,741,514
Transportation - 3.6%
Canadian Pacific Railway	30,745		2,147,231
Union Pacific	20,915		4,460,751
			6,607,982
Total Common Stocks (cost $69,949,611)			182,042,751

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,476,490)	1.48	1,476,490	[c]	1,476,490
Total Investments (cost $71,426,101)		100.0%		183,519,241
Cash and Receivables (Net)		.0%		91,765
Net Assets		100.0%		183,611,006

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2022, the value of the fund’s securities on loan was $7,080,361 and the value of the collateral was $7,317,783, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	29.1
Health Care	11.6
Consumer Staples	11.5
Consumer Discretionary	11.2
Financials	9.5
Energy	9.3
Communication Services	7.5
Industrials	5.5
Materials	4.0
Investment Companies	.8
100.0

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 12/31/2021	Purchases ($)†	Sales ($)	Value ($) 6/30/2022	Dividends/ Distributions ($)
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .8%	1,682,704	14,806,006	(15,012,220)	1,476,490	2,566

8

Description	Value ($) 12/31/2021	Purchases ($)†	Sales ($)	Value ($) 6/30/2022	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .0%	-	13,765,143	(13,765,143)	-	5,747	††
Total - .8%	1,682,704	28,571,149	(28,777,363)	1,476,490	8,313

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $7,080,361)—Note 1(c):
Unaffiliated issuers	69,949,611	182,042,751
Affiliated issuers	1,476,490	1,476,490
Dividends and securities lending income receivable		151,668
Tax reclaim receivable—Note 1(b)		128,750
Receivable for shares of Beneficial Interest subscribed		83,586
Prepaid expenses		3,052
		183,886,297
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		101,392
Due to Fayez Sarofim & Co.		33,849
Payable for shares of Beneficial Interest redeemed		92,766
Trustees’ fees and expenses payable		790
Other accrued expenses		46,494
		275,291
Net Assets ($)		183,611,006
Composition of Net Assets ($):
Paid-in capital		(95,113,893)
Total distributable earnings (loss)		278,724,899
Net Assets ($)		183,611,006

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	148,948,809	34,662,197
Shares Outstanding	4,879,042	1,157,648
Net Asset Value Per Share ($)	30.53	29.94

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $32,634 foreign taxes withheld at source):
Unaffiliated issuers	1,466,322
Affiliated issuers	2,566
Income from securities lending—Note 1(c)	5,747
Total Income	1,474,635
Expenses:
Investment advisory fee—Note 3(a)	560,636
Sub-advisory fee—Note 3(a)	228,992
Distribution fees—Note 3(b)	51,735
Professional fees	48,513
Chief Compliance Officer fees—Note 3(b)	11,497
Trustees’ fees and expenses—Note 3(c)	5,616
Custodian fees—Note 3(b)	5,614
Prospectus and shareholders’ reports	3,512
Loan commitment fees—Note 2	1,676
Shareholder servicing costs—Note 3(b)	1,272
Miscellaneous	8,454
Total Expenses	927,517
Net Investment Income	547,118
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	9,857,356
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(64,240,547)
Net Realized and Unrealized Gain (Loss) on Investments	(54,383,191)
Net (Decrease) in Net Assets Resulting from Operations	(53,836,073)

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations ($):
Net investment income	547,118	1,666,169
Net realized gain (loss) on investments	9,857,356	216,800,860
Net change in unrealized appreciation (depreciation) on investments	(64,240,547)	(110,430,149)
Net Increase (Decrease) in Net Assets Resulting from Operations	(53,836,073)	108,036,880
Distributions ($):
Distributions to shareholders:
Initial Shares	(48,675,204)	(31,784,721)
Service Shares	(12,210,606)	(14,100,431)
Total Distributions	(60,885,810)	(45,885,152)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	3,640,878	8,890,258
Service Shares	2,896,170	9,494,352
Distributions reinvested:
Initial Shares	48,675,204	31,784,721
Service Shares	12,210,606	14,100,431
Cost of shares redeemed:
Initial Shares	(12,251,461)	(182,479,259)
Service Shares	(7,622,816)	(127,733,452)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	47,548,581	(245,942,949)
Total Increase (Decrease) in Net Assets	(67,173,302)	(183,791,221)
Net Assets ($):
Beginning of Period	250,784,308	434,575,529
End of Period	183,611,006	250,784,308
Capital Share Transactions (Shares):
Initial Shares
Shares sold	93,963	183,200
Shares issued for distributions reinvested	1,356,114	721,370
Shares redeemed	(307,796)	(3,493,168)
Net Increase (Decrease) in Shares Outstanding	1,142,281	(2,588,598)
Service Shares
Shares sold	71,370	192,253
Shares issued for distributions reinvested	346,712	325,030
Shares redeemed	(205,645)	(2,492,895)
Net Increase (Decrease) in Shares Outstanding	212,437	(1,975,612)

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
Initial Shares	June 30, 2022	Year Ended December 31,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	53.72	47.18	42.76	35.84	44.71	41.01
Investment Operations:
Net investment income[a]	.11	.23	.33	.43	.53	.56
Net realized and unrealized gain (loss) on investments	(9.94)	11.43	7.99	11.58	(3.27)	9.55
Total from Investment Operations	(9.83)	11.66	8.32	12.01	(2.74)	10.11
Distributions:
Dividends from net investment income	(.11)	(.22)	(.33)	(.46)	(.52)	(.57)
Dividends from net realized gain on investments	(13.25)	(4.90)	(3.57)	(4.63)	(5.61)	(5.84)
Total Distributions	(13.36)	(5.12)	(3.90)	(5.09)	(6.13)	(6.41)
Net asset value, end of period	30.53	53.72	47.18	42.76	35.84	44.71
Total Return (%)	(21.98)[b]	27.13	23.69	36.10	(6.86)	27.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83[c]	.80	.81	.81	.81	.81
Ratio of net investment income to average net assets	.57[c]	.46	.80	1.10	1.30	1.35
Portfolio Turnover Rate	6.61[b]	3.81	8.82	6.71	6.50	3.97
Net Assets, end of period ($ x 1,000)	148,949	200,725	298,456	273,832	225,631	271,790

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Service Shares	June 30, 2022	Year Ended December 31,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	52.96	46.60	42.29	35.49	44.34	40.72
Investment Operations:
Net investment income[a]	.06	.10	.22	.33	.42	.46
Net realized and unrealized gain (loss) on investments	(9.77)	11.26	7.89	11.46	(3.25)	9.46
Total from Investment Operations	(9.71)	11.36	8.11	11.79	(2.83)	9.92
Distributions:
Dividends from net investment income	(.06)	(.10)	(.23)	(.36)	(.41)	(.46)
Dividends from net realized gain on investments	(13.25)	(4.90)	(3.57)	(4.63)	(5.61)	(5.84)
Total Distributions	(13.31)	(5.00)	(3.80)	(4.99)	(6.02)	(6.30)
Net asset value, end of period	29.94	52.96	46.60	42.29	35.49	44.34
Total Return (%)	(22.08)[b]	26.78	23.38	35.78	(7.10)	27.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.08[c]	1.05	1.06	1.06	1.06	1.06
Ratio of net investment income to average net assets	.32[c]	.21	.55	.85	1.05	1.11
Portfolio Turnover Rate	6.61[b]	3.81	8.82	6.71	6.50	3.97
Net Assets, end of period ($ x 1,000)	34,662	50,060	136,119	128,404	112,387	145,485

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Appreciation Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective May 28, 2022 (the “Effective Date”), Fayez Sarofim & Co. (the “Sub-Adviser” or “Sarofim & Co.”) serves as the sub-adviser to the fund, pursuant to an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) with Sarofim & Co. Due to a change in the ownership and organizational structure of Sarofim & Co. that occurred on the Effective Date, the then-existing sub-advisory agreement with Sarofim & Co. (the “Prior Sub-Advisory Agreement”) terminated in accordance with its terms and the Act.

To enable Sarofim & Co. to continue to provide sub-advisory services to the fund after the Effective Date, the Trust’s Board of Trustees (the “Board”) approved the Interim Sub-Advisory Agreement on June 6, 2022, which did not require shareholder approval before it went into effect on the Effective Date, and a new sub-advisory agreement between the fund and Sarofim & Co. (the “New Sub-Advisory Agreement”) on July 21, 2022, which requires approval by a majority of the fund’s outstanding voting securities before it can go into effect. As required under the Act, the Interim Sub-Advisory Agreement expires upon the earlier of 150 days after the Effective Date or upon shareholder approval and effectiveness of the New Sub-Advisory Agreement. Therefore, the Board has called a Special Meeting of Shareholders to seek shareholder approval of the New Sub-Advisory Agreement in order to ensure that Sarofim & Co. can provide uninterrupted service as sub-adviser to the fund.

The sub-advisory fee payable under the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement is the same as the sub-advisory fee under the Prior Sub-Advisory Agreement. The fund’s investment strategy and management policies will not change in connection with the implementation of either the Interim Sub-Advisory Agreement or the New Sub-Advisory Agreement. The Adviser continues to serve as the fund’s investment adviser.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether

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such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	177,201,658	4,841,093	††	-	182,042,751
Investment Companies	1,476,490	-		-	1,476,490

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the

18

amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2022, BNY Mellon earned $784 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

20

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2021 was as follows: ordinary income $1,630,599 and long-term capital gains $44,254,553. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2022, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the investment advisory fee is computed at the annual rate of .5325% of the

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value of the fund’s average daily net assets. Pursuant to a sub-advisory agreement with the Sub-Adviser, the fund pays the Sub-Adviser a monthly sub-advisory fee at the annual rate of ..2175% of the value of the fund’s average daily net assets. Both fees are payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2022, Service shares were charged $51,735 pursuant to the Distribution Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2022, the fund was charged $1,133 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2022, the fund was charged $5,614 pursuant to the custody agreement.

22

During the period ended June 30, 2022, the fund was charged $11,497 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees of $82,873, Distribution Plan fees of $7,441, Custodian fees of $4,400, Chief Compliance Officer fees of $6,243 and Transfer Agent fees of $435.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended June 30, 2022, amounted to $14,150,542 and $26,394,108, respectively.

At June 30, 2022, accumulated net unrealized appreciation on investments was $112,093,140, consisting of $112,239,319 gross unrealized appreciation and $146,179 gross unrealized depreciation.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS AND THE APPROVAL OF THE FUND'S INTERIM SUB-ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 8-9, 2022, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Advisory Agreement (together with the Investment Advisory Agreement, the “Agreements”), pursuant to which Fayez Sarofim & Co. (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Initial shares with the performance of a

24

group of large-cap core funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all large-cap core funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all large-cap core funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group medians for all periods (ranking the highest for the two-, three-, four- and five-year periods), except the one- and ten-year periods when performance was below the Performance Group medians, and that the fund’s total return performance was above the Performance Universe medians for all periods, except the ten-year period when total return performance was below the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a five star rating for each of the three- and five-year periods and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser or its affiliates for advising any

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS AND THE APPROVAL OF THE FUND'S INTERIM SUB-ADVISORY AGREEMENT (Unaudited) (continued)

separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

26

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rates charged to the fund pursuant to the Agreements and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

************

At a meeting of the fund’s Board of Trustees (the “Board”) held on June 6, 2022 (the “June Meeting”), the Board discussed the passing of Fayez Sarofim, the founder and controlling shareholder of Fayez Sarofim & Co. (the “Sub-Adviser”), the fund’s sub-adviser. Mr. Sarofim’s passing caused a “change in control” of the Sub-Adviser which triggered an assignment and automatic termination of the fund’s then-existing sub-advisory agreement with the Sub-Adviser (the “Prior Sub-Advisory Agreement”), pursuant to its terms and the applicable provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). To enable the Sub-Adviser to continue to provide day-to-day management of the fund’s investments after the automatic termination of the

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS AND THE APPROVAL OF THE FUND'S INTERIM SUB-ADVISORY AGREEMENT (Unaudited) (continued)

Prior Sub-Advisory Agreement, the Board members, none of whom are “interested persons” (as defined in the 1940 Act) of the fund (the “Independent Board Members”), discussed and approved an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) between the fund and the Sub-Adviser, which did not require shareholder approval before it went into effect on May 28, 2022 (the “Effective Date”). As required under the 1940 Act, the Interim Sub-Advisory Agreement expires upon the earlier of 150 days after the Effective Date or upon shareholder approval and effectiveness of a new sub-advisory agreement between the fund and the Sub-Adviser. The Board has called a special meeting of fund shareholders to be held on October 4, 2022, at which fund shareholders will be asked to approve a new sub-advisory agreement between the fund and the Sub-Adviser to replace the Interim Sub-Advisory Agreement.

The Prior Sub-Advisory Agreement was most recently reapproved by the Board for a one-year continuance at a meeting held March 8-9, 2022 (the “15(c) Meeting”). At the 15(c) Meeting, the Independent Board Members requested and received information from the Adviser and Sub-Adviser they deemed reasonably necessary for their review of the Prior Sub-Advisory Agreement and the performance and services provided by the Sub-Adviser. The information received by the Board included information related to the fees paid by the Fund to the Adviser and Sub-Adviser, among other items, in accordance with Section 15(c) of the 1940 Act. At the June Meeting, management of the Adviser confirmed that it believed that there were no material changes to the information presented at the 15(c) Meeting relevant to the Board’s consideration of the Interim Sub-Advisory Agreement, other than the information about the change in control at the Sub-Adviser following the death of Mr. Sarofim as the firm’s controlling shareholder. In addition, the Sub-Adviser represented that its new ownership structure was not expected to have a material impact on the nature, extent or quality of the investment advisory services that the Sub-Adviser currently provides to the fund, and the persons responsible for portfolio management of the fund under the Sub-Adviser were anticipated to remain (other than Mr. Fayez Sarofim) the same. It was also noted that the terms of the Interim Sub-Advisory Agreement were substantially similar in material respects to the fund’s Prior Sub-Advisory Agreement, except for the term and termination provisions.

In connection with the June Meeting and in accordance with Section 15(c) of the 1940 Act, the Board requested, and the Adviser and Sub-Adviser provided, materials relating to the change in control of the Sub-Adviser in connection with the Board’s consideration of whether to approve the Interim Sub-Advisory Agreement. This included a description of the Sub-Adviser’s new ownership structure and its anticipated effects on the Sub-Adviser and its business activities and personnel. The Board noted that the services provided under the Interim Sub-Advisory Agreement will be substantially identical to those provided under the Prior Sub-Advisory Agreement. In addition, the sub-advisory fee under the Interim Sub-Advisory Agreement will remain the same as the sub-advisory fee under the Prior Sub-Advisory Agreement. Management of the Adviser and Sub-Adviser represented that under the Interim Sub-Advisory Agreement there would be no diminution in services provided by the Sub-Adviser to the fund or changes in the fees payable to the Adviser or Sub-Adviser. The Board also

28

considered the substance of discussions with representatives of the Adviser and Sub-Adviser at the 15(c) Meeting. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under state law and the 1940 Act.

In voting to approve the Interim Sub-Advisory Agreement, the Board considered at the June Meeting whether the approval of the Interim Sub-Advisory Agreement would be in the best interests of the fund and its shareholders, an evaluation based on several factors including those discussed below. At the June Meeting, the Independent Board Members were represented by legal counsel that is independent of the Adviser and Sub-Adviser in connection with their consideration of approval of the Interim Sub-Advisory Agreement. Based on their discussions and considerations, including those described below, the Board, including the Independent Board Members, approved the Interim Sub-Advisory Agreement at the June Meeting.

Nature, Extent and Quality of Services to be Provided under the Interim Sub-Advisory Agreement. At the 15(c) Meeting, the Board received and considered information regarding the nature, extent and quality of services provided to the fund by the Sub-Adviser under the Prior Sub-Advisory Agreement. The Board noted information received at regular meetings throughout the year related to the services rendered by the Sub-Adviser to the fund, including the scope and quality of the investment management and other capabilities of the Sub-Adviser. Based on such considerations, the Board concluded that the nature, extent and quality of the services provided by the Sub-Adviser were adequate and appropriate.

At the June Meeting, the Board received and considered information regarding the fact that the nature, extent and quality of services to be provided to the fund by the Sub-Adviser under the Interim Sub-Advisory Agreement would not change as a result of the Sub-Adviser’s new ownership structure. The Board members discussed with management the portfolio management strategies of each Fund’s portfolio managers and noted that there were currently no long-term or short-term plans to make changes to the management or investment policies, strategies or objective of the fund as a result of the Sub-Adviser’s new ownership structure. The Board members considered the specific responsibilities in all aspects of the day-to-day management of the fund by the Sub-Adviser, and the fact that the persons responsible for portfolio management (with the exception of Mr. Fayez Sarofim) were anticipated to remain the same. The Board also considered that the division of responsibilities between the Adviser and Sub-Adviser would remain the same as it was under the Prior Sub-Advisory Agreement. The Board members also considered the financial resources available to the Sub-Adviser. The Board also discussed the acceptability of the terms of the Interim Sub-Advisory Agreement.

The Board concluded that the fund will continue to benefit from the quality and experience of the Sub-Adviser’s investment professionals that will continue to provide services to the fund under the Interim Sub-Advisory Agreement. Based on its consideration and review of the foregoing information, the Board concluded that it was

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS AND THE APPROVAL OF THE FUND'S INTERIM SUB-ADVISORY AGREEMENT (Unaudited) (continued)

satisfied with the nature, extent and quality of the sub-advisory services expected to be provided by the Sub-Adviser.

Fund Investment Performance. The Board members considered the investment performance of the Sub-Adviser in managing the fund’s portfolio as a factor in evaluating the Interim Sub-Advisory Agreement. At the 15(c) Meeting, the Board received and reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing the fund’s performance with the performance of a group of funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds, all for various periods. It was noted that, while the Board has found the Broadridge data generally useful, the Board members recognized the limitations of such data, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board concluded that it was generally satisfied with the fund’s overall performance.

The Board members discussed with representatives of the Adviser that the investment strategies employed by the Sub-Adviser in the management of the fund’s assets are expected to remain the same under the Interim Sub-Advisory Agreement. The Board also considered the fact that the persons responsible for portfolio management of the fund at the Sub-Adviser would remain (with the exception of Mr. Fayez Sarofim) the same. Based on its consideration and review of the foregoing, the Board concluded that these factors supported a decision to approve the Interim Sub-Advisory Agreement.

Sub-Advisory Fee and Expense Ratio. At the 15(c) Meeting, the Board reviewed and considered the contractual management fee payable by the fund to the Adviser pursuant to the Management Agreement and the contractual sub-advisory fee payable by the Fund to the Sub-Adviser pursuant to the Prior Sub-Advisory Agreement, and the sub-advisory services provided by the Sub-Adviser. The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Sub-Adviser and Adviser. The Board also reviewed reports prepared by Broadridge which included information comparing the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Board also reviewed the range of actual and contractual advisory fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board concluded that the fees paid to the Sub-Adviser were appropriate under the circumstances and in light of the factors and the totality of the services provided.

At the June Meeting, the Board considered the proposed fee payable under the Interim Sub-Advisory Agreement, noting that the proposed fee would be the same as that payable under the Prior Sub-Advisory Agreement for the fund. The Board determined

30

that the advisory fees and other expenses were reasonable in light of the nature, extent and quality of the services to be provided to the funds under the Interim Sub-Advisory Agreement. The Board concluded that the fees payable to the Sub-Adviser under the Interim Sub-Advisory Agreement continued to be appropriate under the circumstances and in light of the factors and the totality of the services expected to be provided.

Profitability. At the 15(c) Meeting, the Board received and considered a profitability analysis of the Adviser and its affiliates in providing services to the fund, noting at the time that an analysis of profitability was more appropriate in the context of the Board’s consideration of the Management Agreement. The Adviser representatives reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates.

At the June Meeting, the Board noted that the fee payable to the Sub-Adviser under the Prior Sub-Advisory Agreement was the same as that payable under the Interim Sub-Advisory Agreement and, thus, no material impact to profitability with respect to the fund is expected as a result of the Sub-Adviser’s new ownership structure.

Economies of Scale. At the 15(c) Meeting, the Board discussed any economies of scale or other efficiencies that may result from increases in the fund’s assets. The Board noted that there are various ways to share potential economies of scale with fund shareholders and that it appeared that the benefits of any economies of scale would be appropriately shared with shareholders.

At the June Meeting, the Board noted that no material impact to the analysis of economies of scale is expected as a result of the Sub-Adviser’s new ownership structure and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

Other Benefits to the Sub-Adviser. At the 15(c) Meeting, the Board considered potential benefits to the Adviser and Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments. The Board noted that the Sub-Adviser is required to select brokers who met the funds’ requirements for seeking best execution, and that the Adviser monitors and evaluates the Sub-Adviser’s trade execution with respect to fund brokerage transactions on a quarterly basis and provides reports to the Board on these matters. In light of the costs of providing investment management and other services to the fund and the Sub-Adviser’s commitment to the fund, any other ancillary benefits that the Sub-Adviser received were considered reasonable. At the June Meeting, the Board determined that any such ancillary benefits continued to be reasonable.

31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS AND THE APPROVAL OF THE FUND'S INTERIM SUB-ADVISORY AGREEMENT (Unaudited) (continued)

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including a majority of the Independent Board Members, approved the Interim Sub-Advisory Agreement for the fund.

32

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

33

For More Information

BNY Mellon Variable Investment Fund, Appreciation Portfolio

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Fayez Sarofim & Co.

Two Houston Center

Suite 2907

Houston, TX 77010

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0112SA0622

BNY Mellon Variable Investment Fund, Government Money Market Portfolio

SEMI-ANNUAL REPORT June 30, 2022

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Variable Investment Fund, Government Money Market Portfolio from January 1, 2022 to June 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended June 30, 2022

Expenses paid per $1,000†	$1.44
Ending value (after expenses)	$1,000.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended June 30, 2022

Expenses paid per $1,000†	$1.45
Ending value (after expenses)	$1,023.36
†	Expenses are equal to the fund’s annualized expense ratio of .29%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

STATEMENT OF INVESTMENTS

June 30, 2022 (Unaudited)

U.S. Cash Management Bills - 2.5%	Annualized Yield (%)	Principal Amount ($)		Value ($)
7/26/2022 (cost $5,997,042)	0.72	6,000,000	[a]	5,997,042
U.S. Government Agencies Obligations - 14.7%
Federal Farm Credit Banks:
7/1/2022, 3 Month SOFR +0.04%	1.55	5,000,000	[b]	5,000,000
7/1/2022, 3 Month SOFR +0.05%	1.56	2,000,000	[b]	2,000,000
7/1/2022, 3 Month SOFR +0.05%	1.56	3,000,000	[b]	3,000,000
Federal Home Loan Banks:
7/1/2022, 3 Month SOFR +0.50%	1.52	4,000,000	[b]	4,000,000
7/1/2022, 3 Month SOFR +0.04%	1.55	3,000,000	[b]	3,000,000
7/5/2022, 3 Month SOFR +0.01%	1.52	8,000,000	[b]	8,000,000
7/5/2022, 3 Month SOFR +0.01%	1.52	6,000,000	[b]	6,000,026
11/25/2022	1.50	5,000,000	[a]	4,969,988
Total U.S. Government Agencies Obligations (cost $35,970,014)				35,970,014
U.S. Treasury Bills - 6.6%
7/12/2022	0.56	6,000,000	[a]	5,998,983
7/14/2022	0.28	5,000,000	[a]	4,999,503
10/13/2022	1.25	3,000,000	[a]	2,989,340
12/1/2022	0.23	2,000,000	[a]	1,998,045
Total U.S. Treasury Bills (cost $15,985,871)				15,985,871
U.S. Treasury Floating Rate Notes - 10.2%
7/6/2022, 3 Month U.S. T-BILL -0.08%	1.68	8,000,000	[b]	7,994,484
7/6/2022, 3 Month U.S. T-BILL +0.03%	1.79	10,000,000	[b]	10,000,000
7/6/2022, 3 Month U.S. T-BILL +0.06%	1.81	7,000,000	[b]	7,000,190
Total U.S. Treasury Floating Rate Notes (cost $24,994,674)				24,994,674
U.S. Treasury Notes - 2.0%
9/30/2022 (cost $4,997,897)	0.13	5,000,000		4,997,897
Repurchase Agreements - 63.2%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 6/30/2022, due at 7/1/2022 in the amount of $39,001,658 (fully collateralized by: U.S. Treasuries (including strips), 0.75%-3.88%, due 7/31/2025-2/15/2048, valued at $39,780,001)	1.53	39,000,000		39,000,000

3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Repurchase Agreements - 63.2%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Bank of Montreal, Tri-Party Agreement thru BNY Mellon, dated 6/30/2022, due at 7/1/2022 in the amount of $40,001,722 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 1.10%-9.17%, due 2/15/2036-11/15/2048, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-5.50%, due 10/1/2023-7/1/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 3.50%-6.00%, due 10/25/2027-7/25/2031, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.50%, due 11/1/2044, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-4.00%, due 6/1/2050-6/1/2052, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 3.00%, due 9/20/2051, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.17%-5.00%, due 3/15/2037-7/20/2071, valued at $40,957,959)

	1.55	40,000,000	40,000,000
Fixed Income Clearing, Tri-Party Agreement thru State Street, dated 6/30/2022, due at 7/1/2022 in the amount of $50,002,153 (fully collateralized by: U.S. Treasuries (including strips), 1.88%, due 2/28/2027, valued at $51,000,405)	1.55	50,000,000	50,000,000

4

Repurchase Agreements - 63.2%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 6/30/2022, due at 7/1/2022 in the amount of $25,001,076 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.25%, due 2/28/2023-11/15/2051, valued at $25,500,010)	1.55	25,000,000	25,000,000
Total Repurchase Agreements (cost $154,000,000)			154,000,000
Total Investments (cost $241,945,498)		99.2%	241,945,498
Cash and Receivables (Net)		.8%	1,872,146
Net Assets		100.0%	243,817,644

SOFR—Secured Overnight Financing Rate

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	63.2
U.S. Treasury Securities	21.3
U.S. Government Agencies Obligations	14.7
99.2

† Based on net assets.

See notes to financial statements.

5

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $154,000,000) —Note 1(b)	241,945,498	241,945,498
Cash		2,918,680
Interest receivable		105,893
Receivable for shares of Beneficial Interest subscribed		99,726
Prepaid expenses		2,200
		245,071,997
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		121,410
Payable for shares of Beneficial Interest redeemed		1,095,142
Trustees’ fees and expenses payable		965
Other accrued expenses		36,836
		1,254,353
Net Assets ($)		243,817,644
Composition of Net Assets ($):
Paid-in capital		243,819,242
Total distributable earnings (loss)		(1,598)
Net Assets ($)		243,817,644

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)	243,787,968
Net Asset Value Per Share ($)	1.00

See notes to financial statements.

6

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022 (Unaudited)

Investment Income ($):
Interest Income	605,431
Expenses:
Investment advisory fee—Note 2(a)	734,574
Professional fees	42,409
Chief Compliance Officer fees—Note 2(b)	11,497
Trustees’ fees and expenses—Note 2(c)	8,959
Custodian fees—Note 2(b)	7,504
Prospectus and shareholders’ reports	6,995
Shareholder servicing costs—Note 2(b)	301
Miscellaneous	3,856
Total Expenses	816,095
Less—reduction in expenses due to undertaking—Note 2(a)	(390,640)
Net Expenses	425,455
Net Investment Income, representing net increase in net assets resulting from operations	179,976

See notes to financial statements.

7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations ($):
Net Investment Income, representing net increase in net assets resulting from operations	179,976	28,629
Distributions ($):
Distributions to shareholders	(179,976)	(28,629)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	464,973,139	1,152,356,151
Distributions reinvested	179,976	28,629
Cost of shares redeemed	(510,814,792)	(1,104,175,296)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(45,661,677)	48,209,484
Total Increase (Decrease) in Net Assets	(45,661,677)	48,209,484
Net Assets ($):
Beginning of Period	289,479,321	241,269,837
End of Period	243,817,644	289,479,321

See notes to financial statements.

8

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2022		Year Ended December 31,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.001	.000[a]	.002	.017	.013	.003
Distributions:
Dividends from net investment income	(.001)	(.000)[a]	(.002)	(.017)	(.013)	(.003)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.07[b]	.01	.21	1.67	1.28	.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56[c]	.55	.56	.58	.58	.58
Ratio of net expenses to average net assets	.29[c]	.05	.26	.57	.58	.57
Ratio of net investment income to average net assets	.12[c]	.01	.17	1.65	1.26	.37
Net Assets, end of period ($ x 1,000)	243,818	289,479	241,270	181,934	181,596	196,347

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

9

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Government Money Market Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund is managed by Dreyfus, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of BNY Mellon, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective May 2, 2022, “Dreyfus Cash Investment Strategies” was renamed “Dreyfus”.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

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The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Short-Term Investments	-	241,945,498	-	241,945,498

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming

12

increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2022, the fund did not incur any interest or penalties.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended December 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $1,598 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2021. These short-term losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2021 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

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NOTE 2―Investment Adivsory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the investment advisory fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Adviser has undertaken to waive receipt of the investment advisory fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $390,640 during the period ended June 30, 2022.

(b) The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2022, the fund was charged $277 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2022, the fund was charged $7,504 pursuant to the custody agreement.

During the period ended June 30, 2022, the fund was charged $11,497 for services performed by the Chief Compliance Officer and his staff. These

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees of $110,706, Custodian fees of $4,338, Chief Compliance Officer fees of $6,243 and Transfer Agent fees of $123.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

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INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 8-9, 2022, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of U.S. government money market funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all U.S. government money market funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all U.S. government money market funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the

17

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

“Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s gross total return performance was at or within two basis points of the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s net total return performance was below the Performance Group and Performance Universe medians for all periods, except the one-year period when it was at the Performance Group and Performance Universe medians. The Board considered the relative proximity of the fund’s total return performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the investment advisory fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.

Representatives of the Adviser stated that, for the past fiscal year, the Adviser had limited fund expenses to maintain a minimum yield pursuant to a voluntary undertaking by the Adviser in effect during the period. This undertaking is voluntary, not contractual, and may be terminated by the Adviser at any time.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

18

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were

19

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

BNY Mellon Variable Investment Fund, Government Money Market Portfolio

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387

© 2022 BNY Mellon Securities Corporation 0117SA0622

BNY Mellon Variable Investment Fund, Growth and Income Portfolio

SEMI-ANNUAL REPORT June 30, 2022

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2022, through June 30, 2022, as provided by portfolio managers John Bailer, Karen Behr, Brian Ferguson, Keith Howell, David Intoppa and John Porter III of Newton Investment Management North America, LLC, sub-adviser

Market and Fund Performance Overview

For the six-month period ended June 30, 2022, BNY Mellon Variable Investment Fund, Growth and Income Portfolio’s (the “fund”) Initial shares achieved a total return of −19.64%, and its Service shares achieved a total return of −19.78%.1 In comparison, the fund’s benchmark, the S&P 500® Index (the “Index”), produced a total return of −19.96% for the same period.2

U.S. stocks declined during the reporting period due to increasing inflation, rising interest rates and concerns about a possible recession. The fund outperformed the Index largely due to overweight allocations in the energy and financials sectors. Stock selections also contributed positively.

The Fund’s Investment Approach

The fund seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. To pursue its goal, the fund normally invests primarily in stocks of domestic and foreign issuers. We seek to create a portfolio that includes a blend of growth and dividend-paying stocks, as well as other investments that provide income. We choose stocks through a disciplined investment process that combines computer-modeling techniques, “bottom-up” fundamental analysis and risk management. The investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the Index.

In selecting securities, we seek companies that possess some or all of the following characteristics: growth of earnings potential; operating margin improvement; revenue growth prospects; business improvement; good business fundamentals; dividend yield consistent with the fund’s strategy pertaining to income; value, or how a stock is priced relative to its perceived intrinsic worth; and healthy financial profile, which measures the financial well-being of the company.

The fund may use listed equity options to seek to enhance and/or mitigate risk. The fund will engage in “covered” option transactions where the fund has in its possession, for the duration of the strategy, the underlying physical asset or cash to satisfy any obligation the fund may have with respect to the option strategy.

Inflation, Monetary Policy Weigh on Markets

Markets reached new highs early in the reporting period before a shift in market sentiment led to steep declines. The strong performance early in the period stemmed from robust consumer spending and corporate earnings. Economic data showed continued strength in consumer demand, and companies reported resilient margins.

Several concerns led to a shift in markets early in 2022: inflation, monetary policy, China’s “Zero COVID-19” policy and the Ukraine war. Inflation data continued to trend upward during the period, reaching a 40-year high in the U.S. In the U.S., the Federal Reserve (the

“Fed”) raised the federal funds rate .25% in March 2022, .50% in May 2022, and .75% in June 2022. Most other central banks also raised their policy rates.

China’s intermittent shutdowns in response to a reemergence of the pandemic, hampered supply chains, which contributed to rising prices around the globe. Geopolitics also weighed on markets when Russia invaded Ukraine, amplifying a sell-off in the global equity markets as the impact of war complicated global inflation. As the markets digested the winding down of accommodative pandemic-related policies, the lingering supply-chain snags, COVID-19 flare-ups and high inflation dampened the growth and margin outlook.

In addition, the persistence of inflation led some observers to note that “demand destruction” could occur, which could contribute to a recession. Others noted that recession was becoming increasingly likely as it has historically been difficult for the Fed to achieve a “soft landing” for the economy. The challenge for the Fed remains—raising interest rates enough to slow inflation without tipping the economy into recession.

This myriad of concerns impacted valuations, resulting in market weakness. Fundamentals have also been hindered by rising input costs and labor shortages in some industries. Most sectors were challenged in the period, but the energy sector was a notable outperformer, driven by high oil increases.

Energy and Financials Aided Performance

The fund’s performance was aided by sector allocation and stock selection decisions. The fund’s overweight positioning in both the energy and financial sectors, in particular, was beneficial. In the energy sector, stocks benefited from rising prices for oil and gas. Shares of EQT, a natural gas provider, were advantageous, as were positions in Marathon Petroleum, an oil refiner, and Devon Energy, an exploration and production company. In the financial sector, the fund’s overweight to the insurance and banking industries added to performance, as did certain stock selections. Shares of Assurant, a specialty insurance company, and Chubb, a property and casualty insurance company, contributed positively.

On the other hand, an overweight position in the information technology sector and an underweight in the consumer staples sector were detrimental to performance. In the information technology sector, Twilio, a cloud-based computing company, declined 68% when the company reported slowing growth. Shares of Block (formerly Square), whose valuation was high, slumped 62% due to the company’s exposure to the “Buy Now, Pay Later” business, which may expose the company to consumer credit problems in a potentially slowing economy. In the consumer staples sector, in addition to the negative impact of the underweight position, the fund did not own Coca-Cola or Philip Morris, both of which performed well as investors turned defensive.

Positioned for Volatility

We have positioned the portfolio for a balance between growth and income across all sectors. We are focused on companies that have pricing power, making them resilient in the event of an economic slowdown.

The fund’s largest overweight positions are in the financials and industrial sectors, and the largest underweights are to information technology and consumer staples. We have added to our overweight to the financial sector and increased our underweight to information

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

technology. We also have an overweight to the health care sector, as it is considered defensive.

July 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through April 29, 2023, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Variable Investment Fund, Growth and Income Portfolio made available through insurance products may be similar to those of other funds managed or advised by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other BNY Mellon fund.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Variable Investment Fund, Growth and Income Portfolio from January 1, 2022 to June 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended June 30, 2022

	Initial Shares	Service Shares
Expenses paid per $1,000†	$3.40	$4.51
Ending value (after expenses)	$803.60	$802.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended June 30, 2022

	Initial Shares	Service Shares
Expenses paid per $1,000†	$3.81	$5.06
Ending value (after expenses)	$1,021.03	$1,019.79
†

Expenses are equal to the fund’s annualized expense ratio of .76% for Initial Shares and 1.01% for Service Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.6%
Automobiles & Components - .9%
General Motors	11,821	[a]	375,435
Tesla	529	[a]	356,239
			731,674
Banks - 4.5%
Bank of America	24,815		772,491
Comerica	17,711		1,299,633
JPMorgan Chase & Co.	8,467		953,469
U.S. Bancorp	15,868		730,245
			3,755,838
Capital Goods - 10.8%
AMETEK	5,352		588,131
Caterpillar	3,000		536,280
Eaton	5,861		738,427
Howmet Aerospace	36,778		1,156,668
Hubbell	4,745		847,362
Ingersoll Rand	27,655		1,163,722
L3Harris Technologies	2,712		655,490
Northrop Grumman	1,012		484,313
Quanta Services	4,626		579,823
Raytheon Technologies	14,621		1,405,224
Rockwell Automation	1,586		316,106
Trane Technologies	4,969		645,324
			9,116,870
Commercial & Professional Services - .6%
Cintas	1,459		544,980
Consumer Durables & Apparel - .5%
Lululemon Athletica	697	[a]	190,009
Peloton Interactive, Cl. A	29,575	[a]	271,499
			461,508
Consumer Services - 1.7%
Booking Holdings	396	[a]	692,600
International Game Technology	38,226		709,475
			1,402,075
Diversified Financials - 7.7%
Ameriprise Financial	5,497		1,306,527
Berkshire Hathaway, Cl. B	6,939	[a]	1,894,486
CME Group	2,762		565,381
LPL Financial Holdings	2,246		414,342
Morgan Stanley	14,581		1,109,031
The Goldman Sachs Group	1,713		508,795

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Diversified Financials - 7.7% (continued)
Voya Financial	11,556	[b]	687,929
			6,486,491
Energy - 7.4%
ConocoPhillips	5,814		522,155
Devon Energy	3,708		204,348
EQT	35,602		1,224,709
Exxon Mobil	19,380		1,659,703
Halliburton	9,094		285,188
Hess	5,909		625,999
Marathon Petroleum	9,055		744,412
Schlumberger	7,886		282,003
Valero Energy	6,731		715,371
			6,263,888
Food & Staples Retailing - .8%
Sysco	7,939		672,513
Food, Beverage & Tobacco - 1.2%
British American Tobacco, ADR	14,104		605,203
PepsiCo	2,402		400,317
			1,005,520
Health Care Equipment & Services - 8.0%
Align Technology	814	[a]	192,649
Becton Dickinson & Co.	5,611		1,383,280
DexCom	8,416	[a]	627,244
Edwards Lifesciences	6,298	[a]	598,877
Intuitive Surgical	2,522	[a]	506,191
Laboratory Corp. of America Holdings	1,426		334,197
McKesson	2,158		703,961
Medtronic	12,549		1,126,273
UnitedHealth Group	2,435		1,250,689
			6,723,361
Household & Personal Products - .5%
The Estee Lauder Companies, Cl. A	1,803		459,170
Insurance - 5.5%
Aon, Cl. A	2,594		699,550
Assurant	6,754		1,167,429
Chubb	5,945		1,168,668
MetLife	17,633		1,107,176
The Hartford Financial Services Group	7,686		502,895
			4,645,718
Materials - 1.6%
Alcoa	15,108		688,623
CF Industries Holdings	1,906		163,401

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Materials - 1.6% (continued)
Freeport-McMoRan	16,426		480,625
			1,332,649
Media & Entertainment - 6.4%
Alphabet, Cl. A	580	[a]	1,263,971
Alphabet, Cl. C	954	[a]	2,086,827
Comcast, Cl. A	27,453		1,077,256
Match Group	2,843	[a]	198,129
Netflix	1,217	[a]	212,817
The Interpublic Group of Companies	13,149		361,992
The Walt Disney Company	1,675	[a]	158,120
			5,359,112
Pharmaceuticals Biotechnology & Life Sciences - 10.3%
AbbVie	7,761		1,188,675
Bio-Techne	752		260,673
Danaher	4,770		1,209,290
Eli Lilly & Co.	6,933		2,247,887
Horizon Therapeutics	6,022	[a]	480,315
Merck & Co.	12,830		1,169,711
Organon & Co.	9,981		336,859
Repligen	1,843	[a]	299,303
Sanofi, ADR	20,858		1,043,526
Seagen	2,712	[a]	479,861
			8,716,100
Retailing - 3.6%
Amazon.com	25,400	[a]	2,697,734
Chewy, Cl. A	7,991	[a,b]	277,448
Farfetch, Cl. A	9,292	[a]	66,531
			3,041,713
Semiconductors & Semiconductor Equipment - 3.6%
Applied Materials	9,343		850,026
Marvell Technology	8,374		364,520
NVIDIA	7,319		1,109,487
Qualcomm	5,713		729,779
			3,053,812
Software & Services - 9.2%
Ansys	1,806	[a]	432,158
Bill.com Holdings	1,656	[a]	182,061
Block	12,862	[a]	790,499
CrowdStrike Holdings, CI. A	2,039	[a]	343,694
Datadog, Cl. A	3,622	[a]	344,959
Dolby Laboratories, Cl. A	7,046		504,212
HubSpot	1,291	[a]	388,139
Microsoft	12,998		3,338,276

Description		Shares		Value ($)
Common Stocks - 96.6% (continued)
Software & Services - 9.2% (continued)
Salesforce		3,998	[a]	659,830
Twilio, Cl. A		7,348	[a]	615,836
Zoom Video Communications, CI. A		1,727	[a]	186,464
				7,786,128
Technology Hardware & Equipment - 6.8%
Apple		20,545		2,808,912
Cisco Systems		29,314		1,249,949
Corning		14,635		461,149
Hewlett Packard Enterprise		49,894		661,594
Zebra Technologies, Cl. A		1,843	[a]	541,750
				5,723,354
Telecommunication Services - .3%
Vodafone Group, ADR		18,009		280,580
Transportation - 1.1%
Norfolk Southern		2,953		671,187
Uber Technologies		12,226	[a]	250,144
				921,331
Utilities - 3.6%
Constellation Energy		23,023		1,318,297
Exelon		21,939		994,276
NextEra Energy Partners		3,907	[b]	289,743
The AES		20,644		433,730
				3,036,046
Total Common Stocks (cost $70,050,193)				81,520,431
	1-Day Yield (%)
Investment Companies - 3.2%
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,684,532)	1.48	2,684,532	[c]	2,684,532

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $286,774)	1.48	286,774	[c]	286,774
Total Investments (cost $73,021,499)		100.1%		84,491,737
Liabilities, Less Cash and Receivables		(.1%)		(72,937)
Net Assets		100.0%		84,418,800

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2022, the value of the fund’s securities on loan was $1,242,470 and the value of the collateral was $1,275,622, consisting of cash collateral of $286,774 and U.S. Government & Agency securities valued at $988,848. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	19.6
Health Care	18.3
Financials	17.6
Industrials	12.6
Energy	7.4
Communication Services	6.7
Consumer Discretionary	6.7
Utilities	3.6
Investment Companies	3.5
Consumer Staples	2.5
Materials	1.6
100.1

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 12/31/2021	Purchases ($)†	Sales ($)	Value ($) 6/30/2022	Dividends/ Distributions ($)
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.2%	1,584,938	17,053,309	(15,953,715)	2,684,532	5,773
Investment of Cash Collateral for Securities Loaned - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .3%	622,733	6,010,857	(6,346,816)	286,774	1,838	††
Total - 3.5%	2,207,671	23,064,166	(22,300,531)	2,971,306	7,611

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,242,470)—Note 1(c):
Unaffiliated issuers	70,050,193	81,520,431
Affiliated issuers	2,971,306	2,971,306
Receivable for investment securities sold		815,390
Dividends and securities lending income receivable		73,469
Receivable for shares of Beneficial Interest subscribed		9,867
Tax reclaim receivable—Note 1(b)		2,916
Prepaid expenses		1,361
		85,394,740
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		48,611
Payable for investment securities purchased		531,349
Liability for securities on loan—Note 1(c)		286,774
Payable for shares of Beneficial Interest redeemed		61,096
Trustees’ fees and expenses payable		770
Other accrued expenses		47,340
		975,940
Net Assets ($)		84,418,800
Composition of Net Assets ($):
Paid-in capital		66,348,272
Total distributable earnings (loss)		18,070,528
Net Assets ($)		84,418,800

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	80,662,484	3,756,316
Shares Outstanding	2,947,336	136,859
Net Asset Value Per Share ($)	27.37	27.45

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $4,374 foreign taxes withheld at source):
Unaffiliated issuers	695,619
Affiliated issuers	5,773
Income from securities lending—Note 1(c)	1,838
Total Income	703,230
Expenses:
Investment advisory fee—Note 3(a)	364,823
Professional fees	47,634
Chief Compliance Officer fees—Note 3(b)	11,497
Prospectus and shareholders’ reports	7,967
Distribution fees—Note 3(b)	5,439
Custodian fees—Note 3(b)	4,485
Trustees’ fees and expenses—Note 3(c)	2,788
Loan commitment fees—Note 2	621
Shareholder servicing costs—Note 3(b)	422
Miscellaneous	7,974
Total Expenses	453,650
Less—reduction in expenses due to undertaking—Note 3(a)	(77,817)
Net Expenses	375,833
Net Investment Income	327,397
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,767,583
Net change in unrealized appreciation (depreciation) on investments	(28,229,489)
Net Realized and Unrealized Gain (Loss) on Investments	(21,461,906)
Net (Decrease) in Net Assets Resulting from Operations	(21,134,509)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations ($):
Net investment income	327,397	492,601
Net realized gain (loss) on investments	6,767,583	19,072,590
Net change in unrealized appreciation (depreciation) on investments	(28,229,489)	4,407,570
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,134,509)	23,972,761
Distributions ($):
Distributions to shareholders:
Initial Shares	(18,135,755)	(7,014,637)
Service Shares	(840,526)	(343,017)
Total Distributions	(18,976,281)	(7,357,654)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	876,905	3,095,610
Service Shares	2,488	43,155
Distributions reinvested:
Initial Shares	18,135,755	7,014,637
Service Shares	840,526	343,017
Cost of shares redeemed:
Initial Shares	(6,037,372)	(11,743,048)
Service Shares	(239,164)	(1,013,964)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	13,579,138	(2,260,593)
Total Increase (Decrease) in Net Assets	(26,531,652)	14,354,514
Net Assets ($):
Beginning of Period	110,950,452	96,595,938
End of Period	84,418,800	110,950,452
Capital Share Transactions (Shares):
Initial Shares
Shares sold	26,180	80,423
Shares issued for distributions reinvested	543,334	196,863
Shares redeemed	(171,739)	(301,041)
Net Increase (Decrease) in Shares Outstanding	397,775	(23,755)
Service Shares
Shares sold	85	1,110
Shares issued for distributions reinvested	25,089	9,633
Shares redeemed	(6,744)	(25,957)
Net Increase (Decrease) in Shares Outstanding	18,430	(15,214)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2022	Year Ended December 31,
Initial Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	41.58	35.68	31.82	28.03	32.72	28.81
Investment Operations:
Net investment income[a]	.11	.18	.23	.30	.27	.26
Net realized and unrealized gain (loss) on investments	(6.96)	8.50	6.17	7.36	(1.66)	5.22
Total from Investment Operations	(6.85)	8.68	6.40	7.66	(1.39)	5.48
Distributions:
Dividends from net investment income	(.12)	(.19)	(.23)	(.33)	(.26)	(.23)
Dividends from net realized gain on investments	(7.24)	(2.59)	(2.31)	(3.54)	(3.04)	(1.34)
Total Distributions	(7.36)	(2.78)	(2.54)	(3.87)	(3.30)	(1.57)
Net asset value, end of period	27.37	41.58	35.68	31.82	28.03	32.72
Total Return (%)	(19.64)[b]	25.63	24.63	29.12	(4.68)	19.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92[c]	.91	.93	.93	.93	.90
Ratio of net expenses to average net assets	.76[c]	.80	.82	.93	.93	.90
Ratio of net investment income to average net assets	.68[c]	.47	.77	1.00	.87	.85
Portfolio Turnover Rate	28.21[b]	53.70	66.45	61.08	63.89	61.00
Net Assets, end of period ($ x 1,000)	80,662	106,015	91,818	82,328	69,774	82,070

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2022	Year Ended December 31,
Service Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	41.68	35.76	31.88	28.08	32.76	28.85
Investment Operations:
Net investment income[a]	.07	.09	.16	.22	.19	.18
Net realized and unrealized gain (loss) on investments	(6.99)	8.51	6.19	7.37	(1.65)	5.22
Total from Investment Operations	(6.92)	8.60	6.35	7.59	(1.46)	5.40
Distributions:
Dividends from net investment income	(.07)	(.09)	(.16)	(.25)	(.18)	(.15)
Dividends from net realized gain on investments	(7.24)	(2.59)	(2.31)	(3.54)	(3.04)	(1.34)
Total Distributions	(7.31)	(2.68)	(2.47)	(3.79)	(3.22)	(1.49)
Net asset value, end of period	27.45	41.68	35.76	31.88	28.08	32.76
Total Return (%)	(19.78)[b]	25.31	24.33	28.79	(4.90)	19.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17[c]	1.16	1.18	1.18	1.18	1.15
Ratio of net expenses to average net assets	1.01[c]	1.05	1.07	1.18	1.18	1.15
Ratio of net investment income to average net assets	.43[c]	.22	.52	.76	.62	.60
Portfolio Turnover Rate	28.21[b]	53.70	66.45	61.08	63.89	61.00
Net Assets, end of period ($ x 1,000)	3,756	4,936	4,778	4,484	4,039	5,306

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Growth and Income Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth, current income and growth of income consistent with reasonable investment risk. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	81,520,431	-	-	81,520,431
Investment Companies	2,971,306	-	-	2,971,306

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2022, BNY Mellon earned $250 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2022, the fund did not incur any interest or penalties.

Each tax year in the three year period ended December 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2021 was as follows: ordinary income $1,257,376 and long-term capital gains $6,100,278. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2022, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser had contractually agreed, from January 1, 2021 through April 29, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .80% of the value of the fund’s average daily net assets. The Adviser has contractually agreed, from April 30, 2022 through April 29, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding expense describe above) exceed .70% of the value of the fund’s average daily net assets. On or after April 29, 2023, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $77,817 during the period ended June 30, 2022.

Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2022, Service shares were charged $5,439 pursuant to the Distribution Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2022, the fund was charged $378 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2022, the fund was charged $4,485 pursuant to the custody agreement.

During the period ended June 30, 2022, the fund was charged $11,497 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees of $54,197, Distribution Plan fees of $804, Custodian fees of $2,556, Chief Compliance Officer fees of $6,243 and Transfer Agent fees of $135, which are offset against an expense reimbursement currently in effect in the amount of $15,324.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2022, amounted to $27,156,377 and $33,375,956, respectively.

At June 30, 2022, accumulated net unrealized appreciation on investments was $11,470,238, consisting of $18,934,239 gross unrealized appreciation and $7,464,001 gross unrealized depreciation.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 8-9, 2022, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Advisory Agreement (together with the Investment Advisory Agreement, the “Agreements”), pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of multi-cap core funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all multi-cap core funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all multi-cap core funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods (ranking highest in the two-year period for Performance Group), except the one-year period when the total return performance was slightly below the Performance Group median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four star rating for each of the three- and ten-year periods and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until April 29, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (continued)

on borrowings and extraordinary expenses) exceed .70% of the fund’s average daily net assets.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Sub-Adviser pursuant to the Sub-Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon Variable Investment Fund, Growth and Income Portfolio

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Newton Investment Management

North America, LLC

BNY Mellon Center

201 Washington Street

Boston, MA 02108

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0108SA0622

BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio

SEMI-ANNUAL REPORT June 30, 2022

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2022, through June 30, 2022, as provided by Patrick Kent, James Boyd and Andrew Leger, Portfolio Managers of Newton Investment Management North America, LLC, sub-advisor

Market and Fund Performance Overview

For the six-month period ended June 30, 2022, BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio’s (the “fund”) Initial shares produced a total return of −19.80%, and its Service shares produced a total return of −19.91%.1 In comparison, the Russell 2000® Index (the “Index”), the fund’s benchmark, produced a total return of −23.43% for the same period.2

Small-cap stocks declined over the reporting period, as high inflation and rising interest rates weighed on returns. The fund outperformed the Index, mainly due to stock selection decisions.

The Fund’s Investment Approach

The fund seeks capital growth. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of small-cap companies. The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of the companies in the Index. Stocks are selected for the fund’s portfolio based primarily on bottom-up, fundamental analysis. The fund’s portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation.

Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation trigger catalyst. In general, the fund seeks exposure to securities and sectors that are perceived to be attractive from a valuation and fundamental standpoint.

Inflation, Monetary Policy Weigh on Markets

Markets reached new highs early in the reporting period before a shift in market sentiment led to steep declines. The strong performance early in the period stemmed from robust consumer spending and corporate earnings. Economic data showed continued strength in consumer demand, and companies reported resilient margins.

Several concerns led to a shift in markets early in 2022: inflation, monetary policy, China’s “Zero COVID-19” policy and the Ukraine war. Inflation data continued to trend upward during the period, reaching a 40-year high in the U.S. In the U.S., the Federal Reserve (the “Fed”) raised the federal funds rate .25% in March 2022, .50% in May 2022, and .75% in June 2022. Most other central banks also raised their policy rates.

China’s intermittent shutdowns, in response to a reemergence of the pandemic, hampered supply chains, which contributed to rising prices around the globe. Geopolitics also weighed on markets when Russia invaded Ukraine, amplifying a sell-off in the global equity markets as the impact of war complicated global inflation. As the

2

markets digested the winding down of accommodative pandemic-related policies, the lingering supply-chain snags, COVID-19 flare-ups and high inflation dampened the growth and margin outlook.

In addition, the persistence of inflation led some observers to note that “demand destruction” could occur, which could contribute to a recession. Others noted that recession was becoming increasingly likely as it has historically been difficult for the Fed to achieve a “soft landing” for the economy. The challenge for the Fed remains—raising interest rates enough to slow inflation without tipping the economy into recession.

This myriad of concerns impacted valuations, resulting in market weakness. Fundamentals have also been hindered by rising input costs and labor shortages in some industries. Most sectors were challenged in the period, but the energy sector was a notable outperformer, driven by high oil price increases.

Security Selection Decisions Benefited Performance

The fund’s performance versus the Index was primarily the result of stock selection decisions. Selections in the health care and energy sectors were the leading positive contributors. In the health care sector, shares of Alkermes, a biotech firm that makes treatments for addiction and schizophrenia, performed well with the introduction of a new schizophrenia drug. Privia Health Group, a company that provides information technology services for physicians, also performed well on rapid growth. In the energy sector, shares of PBF Energy, an oil refiner, contributed positively to relative returns as well. Higher oil prices and wider refining margins resulted in strong returns. The fund’s position in Viper Energy Partners, a company that owns oil and gas rights, added to performance due to strong demand for oil and gas exploration. The fund’s position in Houghton Mifflin Harcourt was also beneficial, as proceeds from the purchase of the company were held in cash, which provided a cushion as the market declined.

On a less positive note, the information technology, industrials and consumer discretionary sectors were the primary detractors. Stocks that detracted from relative returns included Party City Holdco, a retailer, which was hurt by the lingering effects of the pandemic and also by its heavy debt load. Shares of MaxLinear, a company that specializes in radio frequency identification (RFID), also detracted, as it sold off with most other technology-related stocks. The fund’s position in Zuora, a software firm that makes applications to help companies manage their software subscriptions, also was hurt by the sell-off in technology. A final leading detractor was Health Catalyst, a company that produces software to help hospitals analyze operational data. Labor shortages and pandemic-related pressures kept hospitals from focusing on their data analysis needs, hurting the companies’ revenues.

An Uncertain Outlook

Several factors are combining to add uncertainty to the outlook. High inflation and its uncertain direction, combined with monetary tightening by the Fed, and its uncertain effect on economic growth, make the outlook exceptionally cloudy. In addition, consumer sentiment is unusually negative, with many expecting an economic slowdown.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

On a more positive note, valuations among small-cap stocks are more attractive than those on large caps. We remain defensive and are likely to remain so until the direction of inflation and the economy become clearer.

July15, 2022

¹ Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

² Source: Lipper Inc. — The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index, representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased, small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true, small-cap opportunity set. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period. Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio made available through insurance products may be similar to those of other funds managed or advised by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other BNY Mellon fund.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio from January 1, 2022 to June 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended June 30, 2022

	Initial Shares	Service Shares
Expenses paid per $1,000†	$3.71	$4.82
Ending value (after expenses)	$802.00	$800.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended June 30, 2022

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.16	$5.41
Ending value (after expenses)	$1,020.68	$1,019.44
†

Expenses are equal to the fund’s annualized expense ratio of .83% for Initial Shares and 1.08% for Service Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

June 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.6%
Automobiles & Components - .6%
Stoneridge	87,970	[a]	1,508,686
Banks - 10.4%
BankUnited	136,634		4,860,071
Essent Group	104,804		4,076,876
First Bancorp	454,578		5,868,602
First Interstate BancSystem, Cl. A	92,477		3,524,298
First Merchants	80,386		2,863,349
Silvergate Capital, Cl. A	20,158	[a]	1,079,058
Synovus Financial	108,847		3,923,934
Texas Capital Bancshares	26,434	[a]	1,391,486
			27,587,674
Capital Goods - 13.6%
EnerSys	42,898		2,529,266
Flowserve	46,302		1,325,626
Fluor	268,696	[a]	6,540,061
Gibraltar Industries	38,729	[a]	1,500,749
GrafTech International	540,402		3,820,642
Matrix Service	278,653	[a]	1,409,984
Maxar Technologies	121,766		3,176,875
Terex	56,125		1,536,141
Titan Machinery	89,876	[a]	2,014,121
Triumph Group	92,434	[a]	1,228,448
Valmont Industries	10,319		2,317,957
Wabash National	256,667	[b]	3,485,538
WESCO International	47,061	[a]	5,040,233
			35,925,641
Commercial & Professional Services - 1.1%
The Brink's Company	46,036		2,794,845
Consumer Durables & Apparel - 2.8%
Callaway Golf	214,448	[a]	4,374,739
GoPro, Cl. A	539,230	[a]	2,981,942
			7,356,681
Consumer Services - 3.3%
Bloomin‘ Brands	222,899		3,704,581
Papa John's International	31,662		2,644,410
Six Flags Entertainment	111,402	[a,b]	2,417,423
			8,766,414
Diversified Financials - 1.5%
PJT Partners, Cl. A	57,743		4,058,178
Energy - 6.3%
CNX Resources	284,210	[a,b]	4,678,097

6

Description	Shares		Value ($)
Common Stocks - 95.6% (continued)
Energy - 6.3% (continued)
PBF Energy, Cl. A	249,072	[a]	7,228,069
Viper Energy Partners	175,707		4,687,863
			16,594,029
Food & Staples Retailing - 2.3%
The Chefs' Warehouse	159,467	[a]	6,201,672
Health Care Equipment & Services - 10.9%
Acadia Healthcare	60,146	[a]	4,067,674
Amedisys	25,547	[a]	2,685,501
Health Catalyst	149,241	[a]	2,162,502
ModivCare	34,673	[a]	2,929,869
NuVasive	57,304	[a]	2,817,065
Privia Health Group	228,725	[a,b]	6,660,472
R1 RCM	167,360	[a]	3,507,866
TransMedics Group	126,529	[a,b]	3,979,337
			28,810,286
Household & Personal Products - 2.2%
Spectrum Brands Holdings	71,416		5,857,540
Insurance - 2.6%
BRP Group, Cl. A	115,776	[a]	2,795,990
The Hanover Insurance Group	28,264		4,133,610
			6,929,600
Materials - 5.0%
Alamos Gold, Cl. A	1,070,949		7,518,062
IAMGOLD	464,524	[a]	747,884
Largo	275,901	[a]	1,881,645
Tronox Holdings, Cl. A	174,635		2,933,868
			13,081,459
Media & Entertainment - 2.9%
Eventbrite, Cl. A	308,452	[a]	3,167,802
Magnite	359,853	[a]	3,195,495
TrueCar	465,484	[a]	1,205,604
			7,568,901
Pharmaceuticals Biotechnology & Life Sciences - 5.8%
Alkermes	210,495	[a]	6,270,646
Denali Therapeutics	86,986	[a]	2,559,998
Quanterix	114,443	[a]	1,852,832
Ultragenyx Pharmaceutical	23,547	[a]	1,404,814
Xenon Pharmaceuticals	105,494	[a]	3,209,127
			15,297,417
Real Estate - 1.6%
Colliers International Group	39,209	[b]	4,301,619
Retailing - 2.3%
Designer Brands, Cl. A	156,862		2,048,618

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 95.6% (continued)
Retailing - 2.3% (continued)
Party City Holdco		912,499	[a,b]	1,204,499
Petco Health & Wellness		199,690	[a,b]	2,943,431
				6,196,548
Semiconductors & Semiconductor Equipment - 1.8%
Diodes		25,373	[a]	1,638,335
MaxLinear		94,513	[a]	3,211,552
				4,849,887
Software & Services - 6.8%
ChannelAdvisor		311,175	[a]	4,536,931
DigitalOcean Holdings		17,468	[a,b]	722,476
Edgio		1,318,233	[a]	3,045,118
Everbridge		32,503	[a]	906,509
Paya Holdings		832,318	[a]	5,468,329
Zuora, Cl. A		373,019	[a]	3,338,520
				18,017,883
Technology Hardware & Equipment - 4.5%
ADTRAN		277,228		4,859,807
Arlo Technologies		385,186	[a]	2,415,116
Extreme Networks		456,825	[a]	4,074,879
Ondas Holdings		93,380	[a,b]	503,318
				11,853,120
Transportation - 1.3%
SkyWest		163,691	[a]	3,478,434
Utilities - 6.0%
Clearway Energy, Cl. C		215,373	[b]	7,503,595
NextEra Energy Partners		112,958	[b]	8,376,965
				15,880,560
Total Common Stocks (cost $274,257,205)				252,917,074

Exchange-Traded Funds - 2.0%
Registered Investment Companies - 2.0%
iShares Russell 2000 ETF (cost $6,033,811)		31,752	[b]	5,377,519
	1-Day Yield (%)
Investment Companies - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,845,221)	1.48	6,845,221	[c]	6,845,221

8

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 5.2%
Registered Investment Companies - 5.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $13,600,952)	1.48	13,600,952	[c]	13,600,952
Total Investments (cost $300,737,189)		105.4%		278,740,766
Liabilities, Less Cash and Receivables		(5.4%)		(14,191,056)
Net Assets		100.0%		264,549,710

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2022, the value of the fund’s securities on loan was $24,576,822 and the value of the collateral was $25,345,705, consisting of cash collateral of $13,600,952 and U.S. Government & Agency securities valued at $11,744,753. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Health Care	16.7
Industrials	15.9
Financials	14.6
Information Technology	13.1
Investment Companies	9.8
Consumer Discretionary	9.0
Energy	6.3
Utilities	6.0
Materials	4.9
Consumer Staples	4.6
Communication Services	2.9
Real Estate	1.6
105.4

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Affiliated Issuers
Description	Value ($) 12/31/2021	Purchases ($)†	Sales ($)	Value ($) 6/30/2022	Dividends/ Distributions ($)
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.6%	7,865,339	36,530,063	(37,550,181)	6,845,221	16,301
Investment of Cash Collateral for Securities Loaned - 5.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 5.2%	16,400,206	67,699,792	(70,499,046)	13,600,952	27,247	††
Total - 7.8%	24,265,545	104,229,855	(108,049,227)	20,446,173	43,548

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $24,576,822)—Note 1(c):
Unaffiliated issuers	280,291,016	258,294,593
Affiliated issuers	20,446,173	20,446,173
Receivable for investment securities sold		727,562
Dividends and securities lending income receivable		75,341
Receivable for shares of Beneficial Interest subscribed		30,740
Prepaid expenses		8,774
		279,583,183
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		184,627
Liability for securities on loan—Note 1(c)		13,600,952
Payable for shares of Beneficial Interest redeemed		1,166,885
Trustees’ fees and expenses payable		3,534
Other accrued expenses		77,475
		15,033,473
Net Assets ($)		264,549,710
Composition of Net Assets ($):
Paid-in capital		271,792,949
Total distributable earnings (loss)		(7,243,239)
Net Assets ($)		264,549,710

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	247,662,238	16,887,472
Shares Outstanding	6,537,056	476,619
Net Asset Value Per Share ($)	37.89	35.43

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $17,221 foreign taxes withheld at source):
Unaffiliated issuers	1,460,919
Affiliated issuers	16,301
Income from securities lending—Note 1(c)	27,247
Total Income	1,504,467
Expenses:
Investment advisory fee—Note 3(a)	1,130,689
Professional fees	49,139
Distribution fees—Note 3(b)	24,196
Prospectus and shareholders’ reports	22,775
Chief Compliance Officer fees—Note 3(b)	11,497
Trustees’ fees and expenses—Note 3(c)	9,497
Custodian fees—Note 3(b)	3,943
Loan commitment fees—Note 2	2,750
Shareholder servicing costs—Note 3(b)	767
Miscellaneous	13,362
Total Expenses	1,268,615
Net Investment Income	235,852
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	15,082,039
Net change in unrealized appreciation (depreciation) on investments	(81,232,862)
Net Realized and Unrealized Gain (Loss) on Investments	(66,150,823)
Net (Decrease) in Net Assets Resulting from Operations	(65,914,971)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations ($):
Net investment income (loss)	235,852	(408,034)
Net realized gain (loss) on investments	15,082,039	64,142,601
Net change in unrealized appreciation (depreciation) on investments	(81,232,862)	(14,081,002)
Net Increase (Decrease) in Net Assets Resulting from Operations	(65,914,971)	49,653,565
Distributions ($):
Distributions to shareholders:
Initial Shares	(55,760,430)	(342,095)
Service Shares	(4,063,030)	-
Total Distributions	(59,823,460)	(342,095)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	9,659,632	16,726,030
Service Shares	455,454	1,470,360
Distributions reinvested:
Initial Shares	55,760,430	342,095
Service Shares	4,063,030	-
Cost of shares redeemed:
Initial Shares	(16,426,753)	(33,340,521)
Service Shares	(1,049,836)	(2,872,363)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	52,461,957	(17,674,399)
Total Increase (Decrease) in Net Assets	(73,276,474)	31,637,071
Net Assets ($):
Beginning of Period	337,826,184	306,189,113
End of Period	264,549,710	337,826,184
Capital Share Transactions (Shares):
Initial Shares
Shares sold	210,311	296,401
Shares issued for distributions reinvested	1,206,152	6,297
Shares redeemed	(351,360)	(594,724)
Net Increase (Decrease) in Shares Outstanding	1,065,103	(292,026)
Service Shares
Shares sold	10,442	27,690
Shares issued for distributions reinvested	93,921	-
Shares redeemed	(24,554)	(53,728)
Net Increase (Decrease) in Shares Outstanding	79,809	(26,038)

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2022	Year Ended December 31,
Initial Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	57.77	49.66	41.78	41.20	60.91	49.44
Investment Operations:
Net investment income (loss)[a]	.04	(.06)	.06	.26	(.06)	(.12)
Net realized and unrealized gain (loss) on investments	(9.62)	8.23	8.07	8.35	(9.48)	12.21
Total from Investment Operations	(9.58)	8.17	8.13	8.61	(9.54)	12.09
Distributions:
Dividends from net investment income	-	(.06)	(.25)	-	-	-
Dividends from net realized gain on investments	(10.30)	-	-	(8.03)	(10.17)	(.62)
Total distributions	(10.30)	(.06)	(.25)	(8.03)	(10.17)	(.62)
Net asset value, end of period	37.89	57.77	49.66	41.78	41.20	60.91
Total Return (%)	(19.80)[b]	16.46	19.89	21.78	(19.08)	24.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83[c]	.82	.85	.84	.84	.85
Ratio of net investment income (loss) to average net assets	.17[c]	(.10)	.16	.64	(.12)	(.22)
Portfolio Turnover Rate	20.90[b]	59.71	68.67	65.42	67.90	70.11
Net Assets, end of period ($ x 1,000)	247,662	316,092	286,250	260,321	146,730	189,582

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

14

Six Months Ended
	June 30, 2022	Year Ended December 31,
Service Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	54.77	47.15	39.65	39.53	58.98	48.01
Investment Operations:
Net investment income (loss)[a]	(.02)	(.19)	(.03)	.16	(.19)	(.25)
Net realized and unrealized gain (loss) on investments	(9.02)	7.81	7.68	7.99	(9.09)	11.84
Total from Investment Operations	(9.04)	7.62	7.65	8.15	(9.28)	11.59
Distributions:
Dividends from net investment income	-	-	(.15)	-	-	-
Dividends from net realized gain on investments	(10.30)	-	-	(8.03)	(10.17)	(.62)
Total distributions	(10.30)	-	(.15)	(8.03)	(10.17)	(.62)
Net asset value, end of period	35.43	54.77	47.15	39.65	39.53	58.98
Total Return (%)	(19.91)[b]	16.16	19.58	21.49	(19.29)	24.37
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.08[c]	1.07	1.10	1.09	1.09	1.10
Ratio of net investment income (loss) to average net assets	(.08)[c]	(.36)	(.09)	.41	(.37)	(.47)
Portfolio Turnover Rate	20.90[b]	59.71	68.67	65.42	67.90	70.11
Net Assets, end of period ($ x 1,000)	16,887	21,734	19,939	17,628	15,291	20,322

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Opportunistic Small Cap Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital growth. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may

16

require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

18

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	252,917,074	-	-	252,917,074
Exchange-Traded Funds	5,377,519	-	-	5,377,519
Investment Companies	20,446,173	-	-	20,446,173

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2022, BNY Mellon earned $3,713 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital

20

gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2021 was as follows: ordinary income $342,095. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2022, the fund did not borrow under the Facilities.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Investment Advisory Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2022, Service shares were charged $24,196 pursuant to the Distribution Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2022, the fund was charged $659 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

22

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2022, the fund was charged $3,943 pursuant to the custody agreement.

During the period ended June 30, 2022, the fund was charged $11,497 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees of $171,430, Distribution Plan fees of $3,636, Custodian fees of $3,026, Chief Compliance Officer fees of $6,243 and Transfer Agent fees of $292.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2022, amounted to $62,340,262 and $68,000,602, respectively.

At June 30, 2022, accumulated net unrealized depreciation on investments was $21,996,423, consisting of $37,329,463 gross unrealized appreciation and $59,325,886 gross unrealized depreciation.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 8-9, 2022, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Advisory Agreement (together with the Investment Advisory Agreement, the “Agreements”), pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of small-cap core funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a

24

broader group of funds consisting of all small-cap core funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all small-cap core funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except the one-year period when performance was below the Performance Group median and the four-year period when performance was at the Performance Group median and the one-, three- and four-year periods when performance was below the Performance Universe medians. The Board discussed with representatives of Adviser and the Sub-Adviser the reasons for the Fund’s underperformance versus the Performance Group and Performance Universe during one-year period and noted that the portfolio managers are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and equal to the Expense Universe median actual management fee and the fund’s total expenses were equal to the Expense Group median and lower than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising any

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (continued)

separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Sub-Adviser pursuant to the Sub-Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the

26

renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board agreed to closely monitor performance and determined to approve renewal of the Agreements only through September 30, 2022.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above, subject to review no later than the next renewal consideration.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements through September 30, 2022.

27

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

28

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29

For More Information

BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Newton Investment Management

North America, LLC

BNY Mellon Center

201 Washington Street

Boston, MA 02108

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0121SA0622

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Variable Investment Fund

By: /s/ David J. DiPetrillo

         David J. DiPetrillo

         President (Principal Executive Officer)

Date: August 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

         David J. DiPetrillo

         President (Principal Executive Officer)

Date: August 8, 2022

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: August 8, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)